SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

POLARS PREFERRED SOLUTION VARIABLE ANNUITY

POLARISAMERICA VARIABLE ANNUITY

WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY

WM DIVERSIFIED STRATEGIES III VARIABLE ANNUTY

VARIABLE ANNUITY ACCOUNT TWO

VISTA CAPITAL ADVANTAGE VARIABLE ANNUITY

VARIABLE ANNUITY ACCOUNT FIVE

SEASONS ADVISOR VARIABLE ANNUITY

SEASONS ADVANTAGE VARIABLE ANNUITY

SEASONS ADVISOR II VARIABLE ANNUITY

SEASONS ADVISOR III VARIABLE ANNUITY

SEASONS ELITE VARIABLE ANNUITY

SEASONS PREFERRED SOLUTION VARIABLE ANNUITY

SEASONS SELECT VARIABLE ANNUITY

SEASONS TRIPLE ELITE VARIABLE ANNUITY

VARIABLE ANNUITY ACCOUNT NINE

ALLIANCEBERNSTEIN OVATION VARIABLE ANNUITY

ALLIANCEBERNSTEIN OVATION ADVANTAGE VARIABLE ANNUITY

ALLIANCEBERNSTEIN OVATION ADVISOR VARIABLE ANNUITY

ALLIANCEBERNSTEIN OVATION PLUS VARIABLE ANNUITY

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

The following provides notification of the availability of certain financial information of American International Group, Inc. (“American International Group”), the parent of the Company:

The consolidated financial statements and financial statement schedules (including management’s assessment of the effectiveness of internal control over financial reporting) of American International Group included in American International Group’s Annual Report on Form 10-K for the year ended December 31, 2011, File No. 001-08787, was filed on February 23, 2012. On February 27, 2012, a 10-K/A was filed for the purpose of providing audited financial statements of AIA Group Limited.

American International Group is subject to the informational requirements of the Securities Exchange Act of 1934. American International Group files reports and other information with the SEC to meet those requirements. American International Group files this information electronically pursuant to EDGAR, and it is available to the public through the SEC’s website at http://www.sec.gov and American International Group’s website at http://www.aig.com.

The following provides notification of the upcoming merger of SunAmerica Annuity and Life Assurance Company with and into American General Life Insurance Company:

On December 31, 2012, SunAmerica Annuity and Life Assurance Company (“SunAmerica Annuity”) intends to merge with and into American General Life Insurance Company (“AGL”) an affiliated life insurance company, with AGL being the surviving insurance company. AGL is an affiliate of SunAmerica Annuity and is also an indirect, wholly owned subsidiary of American International Group, Inc. The merger transaction is subject to receipt of all required regulatory approvals, including the approvals of certain state insurance departments. In addition, we will file new registration statements with the Securities and Exchange Commission changing the issuer of your contract to AGL.

On the effective date of merger, the Separate Account will be a separate account of AGL, and the commitments under the contracts originally issued by SunAmerica Annuity will be those of AGL. Your rights and obligations under your contract will not change after the merger is complete.

April 30, 2012

Please keep this Supplement with your Prospectus.

SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY

VARIABLE ANNUITY ACCOUNT FIVE

SEASONS ELITE VARIABLE ANNUITY

SEASONS TRIPLE ELITE VARIABLE ANNUITY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY

FS VARIABLE ANNUITY ACCOUNT FIVE

SEASONS ELITE VARIABLE ANNUITY

SEASONS TRIPLE ELITE VARIABLE ANNUITY

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

Effective August 6, 2012, the Short-Term Trading policies applicable to your prospectus will change as follows:

Trading Policy Before Change	Trading Policy After Change
5th transfer in a 6-Month Rolling Period triggers the U.S. Mail method of Transfer.	15th transfer in 12-Month Rolling Period triggers the U.S. Mail method of Transfer.

The following replaces the 3rd and 4th paragraphs under the Short-Term Trading Policies sub-section of the TRANSFERS DURING THE ACCUMULATION PHASE section of your prospectus:

On August 6, 2012 and after, the first 15 transfers in a rolling 12-month look-back period (12-Month Rolling Period”) can be made by telephone, through the Company’s website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail (“U.S. Mail”) for 12 months from the date of your 15th transfer request (“Standard U.S. Mail Policy”).

For example, if you made a transfer on August 16, 2012 and within the previous twelve months (from August 17, 2011 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2012 must be submitted by U.S. Mail (from August 17, 2012 through August 16, 2013).

Dated: April 30, 2012

Please keep this Supplement with your Prospectus.